FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 7	SFr 1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	852	670
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	130	224
Net gains/(losses) of which related to credit risk - on assets	2	(5)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	841	912
Net gains/(losses) of which related to credit risk - on assets	39	(106)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	256	(287)
Net gains/(losses) of which related to credit risk - on assets	23	(264)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(7)	(65)
Net gains/(losses) of which related to credit risk - on liabilities	7	(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(37)	(83)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(264)	437
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(3,554)	(1,488)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	158	326
Net gains/(losses) of which related to credit risk - on liabilities	106	220
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	7	1
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	852	670
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	130	224
Net gains/(losses) of which related to credit risk - on assets	2	(5)
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	841	912
Net gains/(losses) of which related to credit risk - on assets	39	(106)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	256	(282)
Net gains/(losses) of which related to credit risk - on assets	23	(264)
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(7)	(65)
Net gains/(losses) of which related to credit risk - on liabilities	7	(5)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(37)	(83)
Bank | Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(264)	437
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(3,220)	(1,446)
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	157	319
Net gains/(losses) of which related to credit risk - on liabilities	SFr 109	SFr 223